Long-Term Investments, Net (Details) - Schedule of investment income is recorded as other income in the company’s consolidated statements of operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Investment Income is Recorded as Other Income in the Company Consolidated Statements of Operations [Abstract]
Unrealized loss from the changes in fair value – Investment C	$ (5,330,652)	$ (12,398,717)
Unrealized gains – Investment F	2,137,021	3,531,464
Unrealized losses (including impairment) – Investment A and B	(6,898,549)
Realized gains – Investee B		139,122,485
Dividend income	1,154,749
Investment (loss) income, net	$ (8,937,431)	$ 130,255,232